Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Basic earnings per share
Net income	$ 4,253	$ 4,015	$ 8,348	$ 7,862
Dividends on preferred shares and distributions on other equity instruments	(69)	(77)	(124)	(136)
Net income attributable to non-controlling interests	(3)	(1)	(5)	(3)
Net income available to common shareholders	$ 4,182	$ 3,938	$ 8,221	$ 7,725
Weighted average number of common shares (in thousands)	1,409,702	1,424,889	1,415,855	1,424,107
Basic earnings per share (in dollars)	$ 2.97	$ 2.76	$ 5.81	$ 5.42
Diluted earnings per share
Net income available to common shareholders	$ 4,182	$ 3,938	$ 8,221	$ 7,725
Weighted average number of common shares (in thousands)	1,409,702	1,424,889	1,415,855	1,424,107
Stock options	2,247	1,533	2,219	1,362
Issuable under other share-based compensation plans	603	685	602	714
Average number of diluted common shares (in thousands)	1,412,552	1,427,107	1,418,676	1,426,183
Diluted earnings per share (in dollars)	$ 2.96	$ 2.76	$ 5.8	$ 5.42
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 4,250	$ 4,014	$ 8,343	$ 7,859
Dividends on preferred shares and distributions on other equity instruments	$ (68)	$ (76)	$ (122)	$ (134)